Senior Notes Payable (Narrative) (Details) - Senior Notes Payable - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 50,159	$ 0
Zenabis Global Inc
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 51,875
Borrowings, interest rate	14.00%